Segment Information - Schedule of Revenue by Geographical Area (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Revenue by Geographical Area [Line Items]
Revenue by geographical area	$ 5,172,513	$ 4,888,824	$ 4,368,509
Percentage, revenue by geographical area	100.00%	100.00%	100.00%
Total	$ 192,364	$ 283,021
Operating Segments [Member]
Schedule of Revenue by Geographical Area [Line Items]
Revenue by geographical area	5,172,513	4,888,824	$ 4,368,509
Hong Kong [Member]
Schedule of Revenue by Geographical Area [Line Items]
Revenue by geographical area	$ 4,425,681	$ 3,941,550	$ 3,647,946
Percentage, revenue by geographical area	85.60%	80.60%	83.50%
Total	$ 162,844	$ 257,689
Singapore [Member]
Schedule of Revenue by Geographical Area [Line Items]
Revenue by geographical area	$ 746,832	$ 947,274	$ 720,563
Percentage, revenue by geographical area	14.40%	19.40%	16.50%
Total	$ 29,520	$ 25,332